Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of investments

The following table sets forth the investments that the Group holds as of December 31, 2024 and 2025, respectively.

	As of December 31,
	2024	2025

Equity method investments	193,062	141,492
Non-marketable equity investments	979,941	1,000,324
	1,173,003	1,141,816

Summary of assets and liabilities measured at fair value on recurring basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2024

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB

Assets
Short-term investments	-	2,832,382	-	2,832,382

December 31, 2025

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB

Assets
Short-term investments	-	3,015,226	-	3,015,226

Schedule of non-marketable equity investments fair value

	For the years ended December 31,
	2023	2024	2025

Upward adjustments	-	-	-
Downward adjustments (including impairment)	(2,479)	-	-
Total unrealized gain (losses)	(2,479)	-	-

	As of December 31,
	2024	2025

Initial cost basis	1,015,701	1,036,084
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(39,079)	(39,079)
Total carrying value at the end of the period	979,941	1,000,324

Schedule of interest income, interest expense and loan provision losses related to loans

The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Interest income	1,102,493	873,148	1,373,377
Less: Interest expense	(53,114)	(19,369)	(36,918)
Net interest income	1,049,379	853,779	1,336,459

Schedule of estimated useful life and residual value of property and equipment, net

Category	Estimated useful life	Residual value

Office building	30 years	5%
Office building improvement	10 years	Nil
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvement	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Schedule of movement of deferred guarantee income

Deferred guarantee income:	For the years ended December 31,
	2023	2024	2025

Opening balance	1,805,164	1,882,036	1,515,950
Newly undertaken quality assurance obligations	4,555,867	4,719,210	3,727,988
Release of quality assurance obligations upon repayment	(4,478,995)	(5,085,296)	(4,124,934)
Ending balance	1,882,036	1,515,950	1,119,004

Schedule of expected credit losses for quality assurance commitment
Liability from quality assurance commitment:	For the years ended December 31,
	2023	2024	2025

Opening balance	3,555,618	3,306,132	2,964,116
Provision for credit losses of quality assurance obligations	4,068,436	4,208,559	3,006,918
Payouts during the year	(11,440,275)	(11,035,006)	(7,735,108)
Recoveries during the year	7,122,353	6,484,431	4,338,916
Ending balance	3,306,132	2,964,116	2,574,842

Schedule of quality assurance obligation and receivables

The following table presents the Group’s quality assurance receivable as of December 31, 2024 and 2025:

	For the years ended December 31,
	2024	2025

Quality assurance receivable	2,066,540	1,896,659
Allowance for credit losses for quality assurance receivable	(426,949)	(581,475)
Quality assurance receivable, net	1,639,591	1,315,184

Schedule of quality assurance receivable

The Group evaluates expected credit losses of quality assurance receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2024 and 2025:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2024
New borrowers	15,289	1,980	1,878	1,990	21,137	545,255	566,392
Repeat borrowers	44,905	10,349	10,177	10,422	75,853	1,424,295	1,500,148
Total	60,194	12,329	12,055	12,412	96,990	1,969,550	2,066,540

December 31, 2025
New borrowers	15,447	2,647	2,153	2,004	22,251	619,165	641,416
Repeat borrowers	48,351	11,554	9,395	8,372	77,672	1,177,571	1,255,243
Total	63,798	14,201	11,548	10,376	99,923	1,796,736	1,896,659

Schedule of information about movement of quality assurance receivable

The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2024 and 2025, respectively:

	For the years ended December 31,
	2023	2024	2025

Beginning balance	374,304	529,392	426,949
Provision for credit losses	354,366	378,695	455,466
Write-offs	(199,278)	(481,138)	(300,940)
Ending balance	529,392	426,949	581,475

Schedule of disaggregation of revenue

The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2023		2024		2025
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation

Loan facilitation service fees	4,187,976	332,528	3,951,236	743,144	3,601,135	1,575,322
Post-facilitation service fees	1,869,214	100,491	1,610,744	129,497	1,155,562	474,215
Other revenue
-borrowers referral fee	-	220,480	-	269,536	-	226,471
-others	101,293	207,089	115,538	307,054	101,930	973,455
	6,158,483	860,588	5,677,518	1,449,231	4,858,627	3,249,463

Beijing Paipairongxin Investment Consulting Company Limited [Member]
Schedule of financial information of VIE and its subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2024	2025
	RMB	RMB

Cash and cash equivalents	2,343,220	1,692,232
Restricted cash	1,889,665	1,597,209
Short-term investments	1,653,847	1,918,459
Accounts receivable and contract assets	2,106,533	1,625,773
Quality assurance receivable	1,100,960	446,375
Property, equipment and software, net	489,931	480,684
Intangible assets	48,932	59,267
Right of use assets	23,995	27,768
Loans and receivables, net of credit loss allowance for loans receivables	3,499,667	5,597,757
Investments	972,952	924,062
Investment in subsidiaries	113,571	103,510
Deferred tax assets	2,042,468	2,540,051
Amounts due from Group companies	2,457,600	2,380,916
Amounts due from related parties	952	20,343
Prepaid expenses and other assets	816,569	699,202
Total assets	19,560,862	20,113,608

Deferred guarantee income	1,283,000	893,602
Liability from quality assurance commitment	2,591,768	1,796,856
Payroll and welfare payable	153,686	179,883
Taxes payable	561,475	43,657
Funds payable to investors of consolidated trusts	793,720	778,531
Contract liabilities	10,185	226
Deferred tax liabilities	112,604	238,650
Leasing liabilities	22,673	26,420
Amounts due to Group companies	7,533,335	8,963,834
Amounts due to related parties	130	5,809
Accrued expenses and other liabilities	878,881	967,257
Total liabilities	13,941,457	13,894,725

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Third-party revenues	9,859,539	9,796,032	9,646,881
Group company revenues	498,189	391,348	584,994
Net revenues	10,357,728	10,187,380	10,231,875
Third-party expenses	(3,633,284)	(3,777,621)	(4,341,436)
Group company expenses	(3,542,004)	(2,414,323)	(3,011,047)
Related party expenses	-	-	(29,928)
Provision for accounts receivable and contract assets	(78,148)	(137,321)	(147,532)
Provision for loans receivable	(30,394)	(38,823)	(246,003)
Credit losses for quality assurance commitment	(3,557,174)	(3,584,954)	(1,981,868)
Impairment of goodwill and intangible assets	-	-	(265)
Total operating expenses	(10,841,004)	(9,953,042)	(9,758,079)
Income from subsidiaries	3,719	6,099	24
(Loss) income from operations	(479,557)	240,437	473,820
Net interest expenses and other income	232,074	197,116	96,419
(Loss) profit before income tax expense	(247,483)	437,553	570,239
Income tax expenses	(35,112)	(88,667)	(161,888)
Net (loss) profit	(282,595)	348,886	408,351
Net profit attributable to non-controlling interest shareholders	-	-	(19,946)
Net (loss) profit attributable to FinVolution Group’s ordinary shareholders	(282,595)	348,886	388,405

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Net cash (used in) provided by operating activities	(591,538)	2,917,058	(1,181,457)
Net cash provided by (used in) investing activities	1,293,373	(2,554,190)	(1,414,963)
Net cash (used in) provided by financing activities	(1,773,279)	261,705	1,652,976